SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R			R 119.14
Awards outstanding at beginning of year (in shares)	2,141,415	4,557,919	4,479,679
Awards granted during the year (in shares)	0	0	2,492,584
Awards lapsed during the year (in shares)	0	(109,065)	(359,343)
Awards exercised during the year (in shares)	(1,135,438)	(2,307,439)	(2,055,001)
Awards outstanding at end of year (in shares)	1,005,977	2,141,415	4,557,919
Awards exercisable at end of year (in shares)	1,005,977	1,207,936	1,588,512
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 325.97	R 204.42
Awards outstanding at beginning of year (in shares)	1,599,360
Awards granted during the year (in shares)	1,176,532	1,669,191
Awards lapsed during the year (in shares)	(155,575)	(55,208)
Awards exercised during the year (in shares)	(330,555)	(14,623)
Awards outstanding at end of year (in shares)	2,289,762	1,599,360
Awards exercisable at end of year (in shares)	183,439,000,000	0
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 129.94
Awards outstanding at beginning of year (in shares)	229,639	447,842	2,466,357
Awards lapsed during the year (in shares)	0	0	(1,186,330)
Awards exercised during the year (in shares)	(118,077)	(218,203)	(832,185)
Awards outstanding at end of year (in shares)	111,562	229,639	447,842
Awards exercisable at end of year (in shares)	111,562	229,639	447,842
Co-investment Plan (CIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding at beginning of year (in shares)	23,927	112,578	95,378
Awards granted during the year (in shares)	0	0	80,809
Awards lapsed during the year (in shares)	0	(16,500)	(11,633)
Awards matched during the year (in shares)	(23,927)	(72,151)	(51,976)
Awards outstanding at end of year (in shares)	0	23,927	112,578
Tranche One | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)			50.00%
Tranche One | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche One | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche One | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche Two | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)			50.00%
Tranche Two | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche Two | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche Two | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche three | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	34.00%
Tranche three | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche four | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche five | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%